PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
NOTE T - PARENT COMPANY FINANCIAL INFORMATION

The balance sheets, statements of income and cash flows for The First Bancshares, Inc. (parent company only) follow.

Condensed Balance Sheets

	December 31,
	2015	2014
Assets:
Cash and cash equivalents	$213,621	$63,707
Investment in subsidiary bank	112,943,885	105,685,727
Investments in statutory trusts	310,000	310,000
Other	686,409	808,132
	$114,153,915	$106,867,566
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	407,825	341,982
Stockholders’ equity	103,436,090	96,215,584
	$114,153,915	$106,867,566

Condensed Statements of Income

	Years Ended December 31,
	2015	2014
Income:
Interest and dividends	$5,573	$5,453
Dividend income	1,650,000	5,109,668
Other	-	364,719
	1,655,573	5,479,840
Expenses:
Interest on borrowed funds	185,351	181,330
Legal	295,637	504,130
Other	833,502	752,027
	1,314,490	1,437,487

Income before income taxes and equity in undistributed income of subsidiary	341,083	4,042,353
Income tax benefit	487,853	296,388
Income before equity in undistributed income of subsidiary	828,936	4,338,741
Equity in undistributed income of subsidiary	7,969,766	2,274,955

Net income	$8,798,702	$6,613,696

Condensed Statements of Cash Flows

	Years Ended December 31,
	2015	2014
Cash flows from operating activities:
Net income	$8,798,702	$6,613,696
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	(7,969,766)	(2,274,955)
Restricted stock expense	721,124	617,779
Gain on sale of assets	-	(364,719)
Other, net	151,251	689,740
Net cash provided by operating activities	1,701,311	5,281,541

Cash flows from investing activities:
Investment in subsidiary bank	-	-
Outlays for acquisition	(35,709)	(4,034,668)
Net cash used in investing activities	(35,709)	(4,034,668)

Cash flows from financing activities:
Dividends paid on common stock	(778,428)	(763,488)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(92,390)	(85,532)
Repurchase of warrants	(302,410)	-
Net cash used in financing activities	(1,515,688)	(1,191,480)

Net increase in cash and cash equivalents	149,914	55,393
Cash and cash equivalents at beginning of year	63,707	8,314

Cash and cash equivalents at end of year	$213,621	$63,707